PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
PROVISIONS
Schedule of the movement in provisions

	Tax	Provision
	provisions	for	Employee	Litigation
	other than	decommissioning	bonuses	and Other
	for income	and	and other	provisions	Total
	tax	restoration	rewards	(Note 33)	provisions

January 1, 2020	(563)	(4,788)	(10,043)	(893)	(16,287)

Arising during the year	(211)	(914)	(14,770)	(3,860)	(19,755)
Utilised	29	54	16,489	137	16,709
Discount rate adjustment and imputed interest (change in estimates)	1	(138)	67	—	(70)
Unused amounts reversed	8	513	(125)	114	510
Arising due to acquisitions of subsidiaries	—	—	—	—	—
Disposal of Nvision Group	115	—	245	9	369
Other	—	—	(62)	(2)	(64)
December 31, 2020	(621)	(5,273)	(8,199)	(4,495)	(18,588)

Current portion	(621)	(229)	(8,115)	(4,495)	(13,460)
Non-current portion	—	(5,044)	(84)	—	(5,128)

January 1, 2021	(621)	(5,273)	(8,199)	(4,495)	(18,588)

Arising during the year	(74)	(2,329)	(17,860)	(1,862)	(22,125)
Utilised	161	31	13,258	1,736	15,186
Discount rate adjustment and imputed interest (change in estimates)	—	(145)	4	—	(141)
Unused amounts reversed	488	226	580	(2)	1,292
Arising due to acquisitions of subsidiaries	(207)	—	(159)	(3)	(369)
Other	(1)	—	(18)	(3)	(22)

December 31, 2021	(254)	(7,490)	(12,394)	(4,629)	(24,767)

Current portion	(254)	(284)	(12,312)	(4,629)	(17,479)
Non-current portion	—	(7,206)	(82)	—	(7,288)
January 1, 2022	(254)	(7,490)	(12,394)	(4,629)	(24,767)

Arising during the year	(88)	(2,118)	(23,513)	(5,766)	(31,485)
Utilised	24	68	17,537	3,069	20,698
Discount rate adjustment and imputed interest (change in estimates)	—	(173)	—	—	(173)
Unused amounts reversed	132	4,597	205	6	4,940
Arising due to acquisitions of subsidiaries	(117)	—	(160)	(7)	(284)
Other	—	20	—	6	26
December 31, 2022	(303)	(5,096)	(18,325)	(7,321)	(31,045)

Current portion	(303)	(133)	(16,000)	(7,321)	(23,757)
Non-current portion	—	(4,963)	(2,325)	—	(7,288)